Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 18 — Subsequent Events

In February 2022 we entered into two lease agreements for commercial buildings to be constructed in Louisville, Colorado. See Note 9, Commitments and Contingencies.

Pursuant to an agreement entered into with Illumina Cambridge, Ltd. (“Illumina”) on December 31, 2021 to develop next-generation sequencing based proteomic distributable kits with SomaScan Technology and SOMAmer reagents for commercialization, we received a non-refundable, non-creditable payment of $30 million from Illumina on January 4, 2022. No activities were performed under this agreement during the fiscal year 2021.